Note 6 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Year Ended Decemer 31, 2012
Expected volatility	65%-75%
Expected dividends	None
Exercise price	$16.88-$18.89
Expected term (in years)	6
Risk-free rate	0.9%-1.4%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(in thousands)		(in years)	(in thousands)
Outstanding at January 1, 2014	5,283	$11.69	6.36	$65,351
Granted	—	—
Exercised	(159)	5.23
Forfeited	(57)	29.00
Outstanding at December 31, 2014	5,067	$11.70	5.40	$21,395
Exercisable at December 31, 2014	5,024	$11.65	5.38	$21,395

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Shares	Weighted Average Grant-Date Fair Value
	(in thousands)
Non-vested at January 1, 2014	1,133	$21.63
Granted	798	24.65
Forfeited	(75)	23.14
Vested	(479)	21.39
Non-vested at December 31, 2014	1,377	$23.39